The Putnam Allstate Advisor Variable Annuity

Allstate Life Insurance Company of New York    Prospectus dated October 2, 2000
One Allstate Drive
Farmingville, New York 11738
Telephone Number: 1(800) 390-1277

     Allstate Life Insurance Company of New York ("Allstate New York") is offering The Putnam Allstate Advisor, a group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

     The Contract currently offers 29 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 27 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in the class IB shares of one of the following mutual fund portfolios ("Funds") of Putnam Variable Trust:

Putnam VT American Government Income Fund                          Putnam VT International New Opportunities Fund
Putnam VT Asia Pacific Growth Fund                                 Putnam VT Investors Fund
Putnam VT Capital Appreciation Fund                                Putnam VT Money Market Fund
Putnam VT Diversified Income Fund                                  Putnam VT New Opportunities Fund
Putnam VT The George Putnam Fund of Boston                         Putnam VT New Value Fund
Putnam VT Global Asset Allocation Fund                             Putnam VT OTC & Emerging Growth Fund
Putnam VT Global Growth Fund                                       Putnam VT Research Fund
Putnam VT Growth and Income Fund                                   Putnam VT Small Cap Value
Putnam VT Growth Opportunities Fund                                Putnam VT Technology Fund
Putnam VT Health Sciences Fund                                     Putnam VT Utilities Growth and Income Fund
Putnam VT High Yield Fund                                          Putnam VT Vista Fund
Putnam VT Income Fund                                              Putnam VT Voyager Fund
Putnam VT International Growth Fund                                Putnam VT Voyager Fund II
Putnam VT International Growth and Income Fund

     We (Allstate New York) have filed a Statement of Additional Information, dated October 2, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 31 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:/ /www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.



                  The  Securities  and Exchange  Commission  has not approved or disapproved the securities  described in this prospectus,  nor has  it  passed  on  the  accuracy  or the  adequacy  of  this prospectus.  Anyone who tells you  otherwise  is  committing a federal crime.
     IMPORTANT    The Contracts may be distributed through broker-dealers that
     NOTICES      have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits, or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal. The Contracts are not FDIC insured.
                  The Contracts are available only in New York.


                                 1 - PROSPECTUS

Table of Contents                                                     Page

 Overview

 Important Term                                                        3
 The Contract at a Glance                                              4
 How the Contract Works                                                6
 Expense Table                                                         7
 Financial Information                                                11
 Contract Features
 The Contract                                                         12
 Purchases                                                            13
 Contract Value                                                       14
 Investment Alternatives                                              15
      The Variable Sub-Accounts                                       15
      The Fixed Account Options                                       16
      Transfers                                                       16
 Expenses                                                             18
 Access to Your Money                                                 19
 Income Payments                                                      20
 Death Benefits                                                       23
 Other Information
 More Information                                                     24
 Taxes                                                                27
 Performance Information                                              30
 Statement of Additional Information Table of Contents                31
 Appendix A - Accumulation Unit Values                                A-1
 Appendix B - Withdrawal Adjustment Example                           B-1






                                 2 - PROSPECTUS

Important  Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page(s) that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                     Page(s)


 Accumulation Phase                                                        6
 Accumulation Unit                                                     11,14
 Accumulation Unit Value                                               11,14
 Allstate New York ("We")                                               1,24
 Annuitant                                                                12
 Automatic Additions Program                                              13
 Automatic Fund Rebalancing Program                                       17
 Beneficiary                                                              12
 Cancellation Period                                                    4,13
 *Contract                                                               1,6
 Contract Anniversary                                                      4
 Contract Owner ("You")                                                   12
 Contract Value                                                            5
 Contract Year                                                             5
 Dollar Cost Averaging Program                                            17
 Due Proof of Death                                                       23
 Fixed Account Options                                                    16
 Funds                                                               1,15,25
 Guarantee Period                                                         16
 Income Plan                                                            6,20
 Investment Alternatives                                           1,4,15-16
 Issue Date                                                                6
 Maximum Anniversary Value                                                23
 Payout Phase                                                              6
 Payout Start Date                                                        20
 Preferred Withdrawal Amount                                              18
 Right to Cancel                                                          13
 SEC                                                                       1
 Settlement Value                                                         23
 Systematic Withdrawal Program                                            20
 Valuation Date                                                           13
 Variable Account                                                          1
 Variable Sub-Account                                                      1




* The Contract is available only as a group Contract. We will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                                 3 - PROSPECTUS

The  Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.



 Flexible  Payments                       You can  purchase a Contract
                                          with as  little  as  $1,000  ($500 for
                                          "Qualified   Contracts",   which   are
                                          Contracts   issued  with  a  qualified
                                          plan). You can add to your Contract as
                                          often  and as  much as you  like,  but
                                          each  payment  must be at  least  $500
                                          ($50  for  automatic   payments).   We
                                          reserve  the  right to accept a lesser
                                          initial  purchase  payment amount.  We
                                          may limit the amount of any additional
                                          purchase   payment  to  a  maximum  of
                                          $1,000,000.





 Right  to Cancel                         You may cancel your Contract
                                          within 10 days after receipt (pursuant
                                          to New  York  law,  60 days if you are
                                          exchanging  another  contract  for the
                                          Contract described in this prospectus)
                                          ("Cancellation      Period").     Upon
                                          cancellation,   we  will  return  your
                                          purchase  payments  adjusted,  to  the
                                          extent  federal or state law  permits,
                                          to reflect the  investment  experience
                                          of  any  amounts   allocated   to  the
                                          Variable Account.





 Expenses                                 You will bear the following expenses:
                                          o  Mortality  and expense  risk charge
                                          equal to 1.25% of  average  daily  net
                                          assets
                                          o Annual  contract  maintenance
                                          charge  of  $30   (waived  in  certain
                                          cases)
                                          o  Withdrawal  charges  ranging
                                          from  0% to 7%  of  purchase  payments
                                          withdrawn (with certain  exceptions) ?
                                          Transfer  fee  equal  to  0.50% of the
                                          amount  transferred,  up to a  maximum
                                          charge of $25, after the 12th transfer
                                          in any  Contract  Year.  We  measure a
                                          Contract  Year  from the date we issue
                                          your    Contract    or   a    Contract
                                          Anniversary ("Contract  Anniversary").
                                          o  State   premium   tax   (New   York
                                          currently  does  not  impose  one)  In
                                          addition, each Fund pays expenses that
                                          you will bear indirectly if you invest
                                          in a Variable Sub-Account.


                                 4 - PROSPECTUS



 Investment  Alternatives                 The  Contract  offers 29
                                          investment alternatives including:
                                          o 2 Fixed  Account  Options (which
                                          credit interest at rates we guarantee)
                                          o 27 Variable Sub-Accounts investing
                                          in Funds offering professional money
                                          management   by   Putnam    Investment
                                          Management, Inc.
                                          To find out  current  rates being paid
                                          on the Fixed  Account  Options,  or to
                                          find out how the Variable Sub-Accounts
                                          have  performed,  please  call  us  at
                                          1(800)390-1277.



 Special Services                         For your convenience, we offer these
                                          special services:
                                          o  Automatic Fund Rebalancing Program
                                          o  Automatic Additions Program
                                          o  Dollar Cost Averaging Program
                                          o  Systematic Withdrawal Program



 Income Payments                          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                          o  life income with guaranteed payments
                                          o  a joint and survivor life income with guaranteed payments
                                          o  guaranteed payments for a specified period
                                          o  combination life income and guaranteed payments for a specified period
                                          o  combination joint and survivor life income and guaranteed payments for a specified period
                                          o  life income with cash refund
                                          o  joint life income with cash refund
                                          o  life income with installment refund
                                          o  joint life income with installment refund



 Death Benefits                           If you die before the Payout Start Date, we will pay the death benefit described in the
                                          Contract.


 Transfers                                Before the Payout Start Date,  you may
                                          transfer    your    Contract     value
                                          ("Contract     Value")    among    the
                                          investment alternatives,  with certain
                                          restrictions.  The minimum  amount you
                                          may  transfer  is $100  or the  amount
                                          remaining     in    the     investment
                                          alternative,  if less.  A charge  will
                                          apply after the 12th  transfer in each
                                          Contract Year, ("Contract Year") which
                                          we measure from the date we issue your
                                          Contract or a Contract Anniversary.


 Withdrawals                              You may  withdraw  some or all of your
                                          Contract Value at anytime prior to the
                                          Payout  Start  Date.  Full or  partial
                                          withdrawals  are also available  under
                                          limited circumstances after the Payout
                                          Start  Date.  In  general,   you  must
                                          withdraw   at  least  $50  at  a  time
                                          ($1,000  for  withdrawals  made during
                                          the Payout  Phase).  A 10% federal tax
                                          penalty  may  apply  if  you  withdraw
                                          before  you are  591'2  years  old.  A
                                          withdrawal charge also may apply.

                                 5 - PROSPECTUS

How the Contract Works

The Contract basically works in two ways.

     First, the Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in up to 29 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in either of the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

     Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

         The timeline below illustrates how you might use your Contract.

   ISSUE                     ACCUMULATION PHASE                     PAYOUT START    PAYOUT PHASE
   DATE                                                                 DATE
----------------------------------------------------------------------------------------------------------------------
You buy     You save for retirement                              You elect to       You can receive        Or you can
a Contract                                                       receive income     income payments        receive income
                                                                 payments or        for a set period       payments for life
                                                                 receive a lump
                                                                 sum payment

     Other income payment options are also available. See "Income Payments."

     As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

     Please call us at 1(800)390-1277 if you have any question about how the Contract works.

                                 6 - PROSPECTUS

Expense  Table

     The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Putnam Variable Trust. Contract Owner Transaction Expenses Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase Payment Being
Withdrawn:            0      1     2      3      4      5      6     7+



Applicable Charge:    7%    7%     6%     5%     4%     3%    2%     0%



Annual Contract Maintenance Charge                             $30.00**


Transfer Fee                         0.50% of the amount transferred***



  * Each Contract Year, you may withdraw up to the greater of earnings not previously withdrawn or 15% of your total purchase payments without incurring a withdrawal charge.

 **      Waived in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. This charge will not exceed $25 per transfer.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

Mortality and Expense Risk Charge                              1.25%

Administrative Charge                                          0.00%

Total Variable Account Annual Expenses                         1.25%

                                 7 - PROSPECTUS


Fund Annual Expenses (After Voluntary Reductions and Reimbursements) (as a percentage of Fund average daily net assets)(1)

Fund                                                            Management     Rule 12b-1        Other          Total Annual
                                                                    Fee           Fee           Expenses      Fund Expenses(1)

Putnam VT American Government Income Fund(2)                      0.41%            0.15%          0.49%                 1.05%

Putnam VT Asia Pacific Growth Fund                                0.80%            0.15%          0.33%                 1.28%

Putnam VT Capital Appreciation Fund                               0.65%            0.15%          0.27%                 1.07%

Putnam VT Diversified Income Fund                                 0.68%            0.15%          0.10%                 0.93%

Putnam VT The George Putnam Fund of Boston                        0.65%            0.15%          0.18%                 0.98%

Putnam VT Global Asset Allocation Fund                            0.65%            0.15%          0.12%                 0.92%

Putnam VT Global Growth Fund                                      0.61%            0.15%          0.12%                 0.88%

Putnam VT Growth and Income Fund                                  0.46%            0.15%          0.04%                 0.65%

Putnam VT Growth Opportunities Fund                               0.70%            0.15%          0.20%                 1.05%

Putnam VT Health Sciences Fund                                    0.70%            0.15%          0.13%                 0.98%

Putnam VT High Yield Fund                                         0.65%            0.15%          0.07%                 0.87%

Putnam VT Income Fund                                             0.60%            0.15%          0.07%                 0.82%

Putnam VT International Growth Fund                               0.80%            0.15%          0.22%                 1.17%

Putnam VT International Growth and Income Fund                    0.80%            0.15%          0.18%                 1.13%

Putnam VT International New Opportunities Fund                    1.08%            0.15%          0.33%                 1.56%

Putnam VT Investors Fund                                          0.63%            0.15%          0.08%                 0.86%

Putnam VT Money Market Fund                                       0.41%            0.15%          0.08%                 0.64%

Putnam VT New Opportunities Fund                                  0.54%            0.15%          0.05%                 0.74%

Putnam VT New Value Fund                                          0.70%            0.15%          0.10%                 0.95%

Putnam VT OTC & Emerging Growth Fund(3)                           0.53%            0.15%          0.37%                 1.05%

Putnam VT Research Fund(3)                                        0.54%            0.15%          0.31%                 1.00%

Putnam VT Small Cap Value Fund                                    0.53%            0.15%          0.76%                 1.44%

Putnam VT Technology Fund                                         1.00%            0.15%          0.19%                 1.34%

Putnam VT Utilities Growth and Income Fund                        0.65%            0.15%          0.06%                 0.86%

Putnam VT Vista Fund                                              0.65%            0.15%          0.10%                 0.90%

Putnam VT Voyager Fund                                            0.53%            0.15%          0.04%                 0.72%

Putnam VT Voyager Fund II                                         0.70%            0.15%          0.30%                 1.15%




(1) Figures shown in the table are based on the Funds' last fiscal year ended December 31, 1999, except that the figures for Putnam VT Small
         Cap Value Fund, which commenced operations on April 30, 1999, Putnam VT
         American  Government  Income  Fund and  Putnam VT Growth  Opportunities
         Fund,  which  commenced  operations  on  January  31,  2000,  Putnam VT
         Technology Fund, which commenced operations on June 14, 2000, and Putnam VT Capital Appreciation Fund and Putnam VT Voyager Fund II, which commenced operations on September 1, 2000, are based on estimates for the Funds' current fiscal year. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements.
         See the prospectus for the Putnam Variable Trust for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

(2)      Absent   voluntary   reductions  and   reimbursements,   the  estimated
         management fees, Rule 12b-1 fees, other expenses, and total annual fund expenses for the Putnam VT American Government Income Fund expressed as a  percentage  of  average  net  assets of the Fund  would have been as follows:


Putnam VT American Government Income Fund                        0.65%            0.15%          0.49%                 1.29%



(3) Absent voluntary reductions and reimbursements for certain Funds (but including amounts paid through expense offset and brokerage service arrangements), management fees, Rule 12b-1 fees, other expenses, and total annual Fund expenses expressed as a percentage of average net assets of the Funds would have been as follows:


Putnam VT OTC & Emerging Growth Fund                             0.70%            0.15%          0.37%                 1.22%

Putnam VT Research Fund                                          0.65%            0.15%          0.31%                 1.11%

                                 8 - PROSPECTUS

Example 1

     The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

     o    invested $1,000 in a Variable Sub-Account,

     o    earned a 5% annual return on your investment, and

     o surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period.

     The example assumes that any fund expense waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

Sub-Account                                                 1 Year     3 Years

Putnam American Government Income                            $84        $117

Putnam Asia Pacific Growth                                   $86        $124

Putnam Capital Appreciation                                  $84        $118

Putnam Diversified Income                                    $83        $113

The George Putnam Fund of Boston                             $83        $115

Putnam Global Asset Allocation                               $82        $113

Putnam Global Growth                                         $82        $112

Putnam Growth and Income                                     $81        $109

Putnam Growth Opportunities                                  $84        $117

Putnam Health Sciences                                       $83        $115

Putnam High Yield                                            $82        $111

Putnam Income                                                $81        $110

Putnam International Growth                                  $85        $121

Putnam International Growth and Income                       $85        $120

Putnam International New Opportunities                       $89        $133

Putnam Investors                                             $82        $111

Putnam Money Market                                          $80        $104

Putnam New Opportunities                                     $81        $107

Putnam New Value                                             $83        $114

Putnam OTC & Emerging Growth                                 $84        $117

Putnam Research                                              $83        $115

Putnam Small Cap Value                                       $88        $129

Putnam Technology                                            $87        $126

Putnam Utilities Growth and Income                           $82        $111

Putnam Vista                                                 $82        $112

Putnam Voyager                                               $80        $107

Putnam Voyager II                                            $85        $120


                                 9 - PROSPECTUS

Example 2

     Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for at least 120 months if under an Income Plan for a specified period, at the end of each period.

Sub-Account                                                 1 Year     3 Years

Putnam American Government Income                             $24         $75

Putnam Asia Pacific Growth                                    $27         $82

Putnam Capital Appreciation                                   $24         $75

Putnam Diversified Income                                     $23         $71

The George Putnam Fund of Boston                              $24         $72

Putnam Global Asset Allocation                                $23         $71

Putnam Global Growth                                          $22         $69

Putnam Growth and Income                                      $20         $62

Putnam Growth Opportunities                                   $24         $75

Putnam Health Sciences                                        $24         $72

Putnam High Yield                                             $22         $69

Putnam Income                                                 $22         $67

Putnam International Growth                                   $25         $78

Putnam International Growth and Income                        $25         $77

Putnam International New Opportunities                        $29         $90

Putnam Investors                                              $22         $69

Putnam Money Market                                           $20         $62

Putnam New Opportunities                                      $21         $65

Putnam New Value                                              $23         $71

Putnam OTC & Emerging Growth                                  $24         $75

Putnam Research                                               $24         $73

Putnam Small Cap Value                                        $28         $87

Putnam Technology                                             $27         $83

Putnam Utilities Growth and Income                            $22         $69

Putnam Vista                                                  $23         $70

Putnam Voyager                                                $21         $64

Putnam Voyager II                                             $25         $78



     Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $45,000.

                                 10 - PROSPECTUS

Financial  Information

     To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

     Attached as Appendix A to this prospectus is a table showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.












                                 11 - PROSPECTUS

The Contract

CONTRACT  OWNER

     The Putnam Allstate Advisor is a contract between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

     o    the investment alternatives during the Accumulation and Payout Phases,

     o    the amount and timing of your purchase payments and withdrawals,

     o    the programs you want to use to invest or withdraw money,

     o    the income payment plan you want to use to receive retirement income,

     o the Annuitant (either yourself or someone else) on whose life the income payments will be based,

     o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

     o    any other rights that the Contract provides.

     If you die, any surviving Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of any Contract owner on the Issue Date for the Contract is 85.

     You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Tax Qualified Contracts" on page 29.

     You may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

ANNUITANT

     The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Owner; otherwise, the youngest beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan.

BENEFICIARY

     The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

     You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us before income payments begin, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

     If you did not name a Beneficiary or unless otherwise provided in the Beneficiary designation, if a Beneficiary predeceases the Contract Owner and there are no other surviving Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

     o    your spouse or, if he or she is no longer alive,

     o    your surviving children equally, or if you have no surviving children,

     o    your estate.

     If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION  OF THE  CONTRACT

     Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

     We will not honor an assignment of an interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.
                                 12 - PROSPECTUS

Purchases

MINIMUM PURCHASE  PAYMENTS

     Your initial purchase payment must be at least $1,000 ($500 for a Qualified Contract). All subsequent purchase payments under a Contract must be $500 or more. You may make purchase payments at any time prior to the Payout Start Date. We may limit the amount of any additional purchase payment to a maximum of $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.

AUTOMATIC  ADDITIONS PROGRAM

     You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your representative for detailed information.

ALLOCATION OF PURCHASE  PAYMENTS

     At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1(800)390-1277.

     We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

     We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

     We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time. If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

     You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state or federal law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


                                 13 - PROSPECTUS

Contract Value

     On the Issue Date, the Contract Value is equal to the initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION  UNITS

     To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the
Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION  UNIT VALUE

     As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

     o changes in the share price of the Fund in which the Variable Sub-Account invests, and

     o the deduction of amounts reflecting the mortality and expense risk charge and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

     We determine contract maintenance charges, withdrawal charges, and transfer fees separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

     We  determine  a  separate   Accumulation  Unit  Value  for  each  Variable
Sub-Account on each Valuation Date.

     You should refer to the prospectus for the Putnam Variable Trust that accompanies this prospectus for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

                                 14 - PROSPECTUS

Investment  Alternatives:  The  Variable  Sub-Accounts

     You may allocate your purchase payments to up to 27 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

     For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Putnam Variable Trust. You should carefully review the prospectus for the Funds before allocating amounts to the Variable Sub-Accounts. Putnam Investment Management, Inc. ("Putnam Management") serves as the investment adviser to each Fund.




Fund:                                                        Each Fund Seeks:

Putnam VT American Government Income Fund                    High current income with preservation of capital as a
                                                             secondary objective

Putnam VT Asia Pacific Growth Fund                           Capital appreciation

Putnam VT Capital Appreciation Fund                          Capital appreciation

Putnam VT Diversified Income Fund                            High current income consistent with capital preservation

Putnam VT The George Putnam Fund of Boston                   To provide a balanced investment composed of a
                                                             well-diversified portfolio of stocks and bonds that will
                                                             produce both capital growth and current income

Putnam VT Global Asset  Allocation  Fund                     A   high    level    of  long-term     total
                                                             return   consistent  with   preservation of capital

Putnam VT Global Growth Fund                                 Capital appreciation

Putnam VT Growth and Income Fund                             Capital growth and current income

Putnam VT Growth Opportunities Fund                          Capital appreciation

Putnam VT Health Sciences Fund                               Capital appreciation

Putnam  VT High  Yield Fund                                  High current income;  capital  growth     is     a
                                                             secondary objective when     consistent
                                                             with  high  current  income

Putnam VT Income Fund                                        Current income consistent with preservation of capital

Putnam VT International Growth Fund                          Capital growth

Putnam VT International Growth and Income Fund               Capital growth; current income is a secondary objective

Putnam VT International New Opportunities Fund               Long-term capital appreciation

Putnam VT Investors Fund                                     Long-term growth of capital and any increased income that
                                                             results from this growth

Putnam VT Money Market Fund                                  As high a rate of  current  income as Putnam
                                                             Management believes  is consistent  with
                                                             preservation of capital and maintenance of
                                                             liquidity

Putnam VT New Opportunities Fund                             Long-term capital appreciation

Putnam VT New Value Fund                                     Long-term capital appreciation

Putnam VT OTC & Emerging Growth Fund                         Capital appreciation

Putnam VT Research Fund                                      Capital appreciation

Putnam VT Small Cap Value Fund                               Capital appreciation

Putnam VT Technology Fund                                    Capital appreciation

Putnam VT Utilities Growth and Income Fund                   Capital growth and current income

Putnam VT Vista Fund                                         Capital appreciation

Putnam VT Voyager Fund                                       Capital appreciation

Putnam VT Voyager Fund II                                    Long-term growth of capital


     Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                                 15 - PROSPECTUS

Investment  Alternatives:  The Fixed  Account

     Options You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 2 Fixed Account Options, including the 7-to-12 Month Dollar Cost Averaging Option and the Standard Fixed Account Option. We will credit a minimum annual interest rate of 3% to money you allocate to either of the Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

     You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Fixed Account for up to 12 months (the "7-to-12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

     You must transfer all of your money out of the 7-to-12 Month Dollar Cost Averaging Option to other investment alternatives in equal monthly installments. At the end of the 12 month transfer period, we will transfer any remaining amounts in the 7-to-12 Month Dollar Cost Averaging Option to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transfers out of the 7-to-12 Month Dollar Cost Averaging Option do not count towards the 12 transfers you can make without paying a transfer fee.

     You may not transfer money from other investment alternatives to the 7-to-12 Month Dollar Cost Averaging Option.

STANDARD FIXED ACCOUNT OPTION

     Each payment or transfer allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation. We guarantee that rate for a period of years we call Guarantee Periods. We are currently offering Guarantee Periods of 1 year in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase or transfer. After the initial Guarantee Period, we will guarantee a renewal rate.

     Allstate  New York  reserves  the  right to  delete  or add  Fixed  Account
Options.

Investment  Alternatives:  Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

     During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into the 7-to-12 Month Dollar Cost Averaging Option. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below.

     You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred up to a maximum charge of $25 applies to each transfer after the 12th transfer in any Contract Year.

     The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 7-to-12-Month Dollar Cost Averaging Option.

     The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

     We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from either Fixed Account Option for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

     We reserve the right to waive any transfer restrictions.

                                16 - PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE

     During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may not convert any portion of your fixed income payments into variable income payments.

     You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments if Income Plan 3 or the guaranteed payment portion of Income Plans 4 and 5, described below, is in effect. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS

     You may make transfers by telephone by calling 1(800)390-1277. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

     We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE  TRADING  LIMITS

     We reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract Owner or certain Contract Owners, if:

     o we believe, in our sole discretion, that excessive trading by such Contract Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract Owners; or

     o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.

DOLLAR COST AVERAGING PROGRAM

     You may automatically transfer a set amount from any Variable Sub-Account or Fixed Account Option to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase.

     We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

     The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING  PROGRAM

     Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

     We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
                                17 - PROSPECTUS

         Example:

         Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Putnam Global Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account and use the money to buy more units in the Putnam Global Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

     The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

     Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments. Expenses As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT  MAINTENANCE CHARGE

     During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each variable income payment.

     The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

     o your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

     o all money is allocated to the Fixed Account options on the Contract Anniversary, or

     o    all income payments are fixed income payments.

     In addition,  we reserve the right to waive this charge for all  Contracts.


MORTALITY  AND EXPENSE RISK CHARGE

     We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate New York will bear the loss.

     We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

TRANSFER  FEE

     We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred up to a maximum charge of $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE

     We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to the greater of earnings not previously withdrawn or 15% of your total purchase payments without paying the charge. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years. Each withdrawal taken, including withdrawals of earnings, is assumed to be taken from purchase payments first. When all purchase payments have

                                18 - PROSPECTUS
been withdrawn, additional withdrawals will not be assessed a withdrawal charge.

     We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

     We do not apply a withdrawal charge in the following situations:

     o on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

     o the death of the Contract Owner or Annuitant (unless the Settlement Value is used); or

     o withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

     We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

     Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES

     Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

OTHER  EXPENSES

     Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for Putnam Variable Trust. For a summary of current estimates of those charges and expenses, see page 8. We may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative services we provide to the Funds.

Access to Your Money

     You can withdraw  some or all of your  Contract  Value at any time prior to
the  Payout  Start  Date.   Withdrawals   are  also   available   under  limited
circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

     The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

     You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

     You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

     Withdrawals may be subject to income tax and a 10% penalty tax, as described below.

     In general, you must withdraw at least $50 at a time. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

POSTPONEMENT OF PAYMENTS

     We may postpone the payment of any amounts due from the Variable Account under the Contract if:

     1. the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

     2.   an emergency exists as defined by the SEC, or

     3.   the SEC permits delay for your protection.

     In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.
                                19 - PROSPECTUS

SYSTEMATIC  WITHDRAWAL  PROGRAM

     You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your representative or call us at 1(800)390-1277 for more information. Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax adviser before taking any withdrawal.

                                 19 - PROSPECTUS

Income  Payments

PAYOUT START DATE

     The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

     o    at least 30 days after the Issue Date; and

     o    no later than the Annuitant's 90th birthday.

     You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

     An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

     Currently nine Income Plans are available. Each is available to provide:

     o    fixed income payments;

     o    variable income payments; or

     o    a combination of the two.

     The nine Income  Plans are:

Income  Plan 1

     o Life Income with Guaranteed Payments.Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period.

Income Plan 2

     o Joint and Survivor Life Income with Guaranteed Payments.Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income  Plan  3

     o Guaranteed Payments for a Specified Period.Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 4

     o Combination Life Income and Guaranteed Payments for a Specified Period.Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 5

     o Combination Joint and Survivor Life Income and Guaranteed Payments for a Specified Period.Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a

                                20 - PROSPECTUS
          reduced survivor amount, then remaining payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

Income  Plan 6

     o Life Income with Cash Refund.Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 7

     o Joint Life Income with Cash Refund.Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint
          Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 8

     o Life Income with Installment Refund.Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
          (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 9

     o Joint Life Income with Installment Refund.Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

     If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint and survivor life annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant or any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

     Guaranteed Payment Plans. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("guaranteed payment plans"):

     o    The minimum payment period you may choose is 5 years.

     o If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

     o If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

     In general, the longer the guarantee period you select, the smaller each payment will be.

     You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

     During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

     If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

     Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

     Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the

                                21 - PROSPECTUS
payment amount and may change the amount of each payment that is taxable to you. Additional Information.We may make other Income Plans available. You may obtain information about them by writing or calling us.

     You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

     We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

     o terminate the Contract and pay you the Contract value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

     o reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

     The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

     We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable guarantee payment period had not yet expired.

     In calculating the amount of the periodic payments in the annuity tables in the Contract, we used an assumed investment rate ("AIR," also known as benchmark rate) of 3%. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than this AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

     You may also elect a variable income payment stream consisting of level monthly payments that are recalculated annually. You may elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the Income Plan you chose. For example, if your Income Plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for the year.

FIXED INCOME PAYMENTS

     We guarantee income payment amounts derived from either Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

     1.   deducting any applicable premium tax; and

     2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

     We may defer making fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS

     The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

                                 22 - PROSPECTUS

Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

 1.  any Contract Owner dies, or

 2.  the Annuitant dies.

     We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner(s) or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT  AMOUNT

     Prior to the Payout Start Date, the death benefit is equal to the greatest of the following death benefit alternatives:

1.   the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less an adjustment for withdrawals (see "Withdrawal Adjustment" below), or

3. the most recent Maximum Anniversary Value prior to the date we determine the death benefit (see "Maximum Anniversary Value" below).

     We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for payment of the death benefit must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death":

     o    a certified copy of a death certificate,

     o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

     o    other   documentation  as  we  may  accept  in  our  sole  discretion.
          Withdrawal Adjustment.The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

(1)  = the withdrawal amount,

(2)  = the Contract Value immediately prior to the withdrawal, and

(3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.


     See Appendix B for an example of a withdrawal adjustment. Maximum Anniversary Value.On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment. After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment.

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined above.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

     In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all anniversary Contract Values on or prior to the date we calculate the death benefit.

     We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

DEATH BENEFIT  PAYMENTS

Death of Contract Owner.

     Within 180 days of the date of your death, the new Contract Owner may elect to:

1.   receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

     (a)  over the life of the new Contract Owner,

     (b) for a guaranteed number of payments not to exceed the life expectancy of new Contract Owner, or

     (c) over the life of the new Contract Owner with a guaranteed number of payments not to exceed the life expectancy of the new Contract Owner.

     Otherwise, the new Contract Owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge, contract maintenance charge, and premium tax. We will calculate the Settlement Value as of the end of the Valuation Date coinciding with the requested distribution date for payment or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. If we receive a request after 4:00 p.m.
                                 23 - PROSPECTUS

Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

     In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

     If the new Contract Owner is a natural person, the new Contract Owner may elect one of the options listed above. The new Contract Owner may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the new Contract Owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date if we receive Due Proof of Death after 4:00 p.m. Eastern
Time). The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. Prior to the Payout Start Date, the death benefit or the continued Contract will be the greater of:

     o the sum of all purchase payments reduced by a withdrawal adjustment, as defined under the "Death Benefit Amount" section; or

     o    the Contract Value on the date we determine the death benefit; or

     o the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

     o    "Issue Date" is replaced by the date the Contract is continued,

     o "Initial Purchase Payment" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

     If the surviving spouse is under age 591/2, a 10% penalty tax may apply to withdrawals under the Contract.

     If the new Contract Owner is a corporation, trust, or other non-natural person, then the new Contract Owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future. Death of Annuitant. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

     If the Contract Owner is a natural person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract Owner may choose to:

1.   receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death.

     If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

     If the Contract Owner is a non-natural person, the non-natural Contract Owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract Owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract Owner on or before the mandatory distribution date 5 years after the Annuitant's death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

More Information

ALLSTATE NEW YORK

     Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

     Allstate New York is currently licensed to operate in New York. Our home office is located in Farmingville, New York. Our customer service center is located in Northbrook, Illinois (mailing address: P.O. Box 94036, Palatine, Illinois,

                                 24 - PROSPECTUS

60094-4036; overnight mail: 3100 Sanders Road, Suite J4A, Northbrook, Illinois, 60062).

     Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

     Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns Allstate New York the financial performance rating of A+(g). Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Allstate New York. We may from time to time advertise these ratings in our sales literature. THE VARIABLE ACCOUNT Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

     We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

     The Variable Account consists of multiple Variable Sub-Accounts, 27 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract
funded  by  the  Variable   Account.

THE  FUNDS

     Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Fund at their net asset value.

     Voting Privileges.As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

     As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the votes decrease as income payments are made and as the reserves for the Contract decrease.

     We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion.

     We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

     Changes in Funds.We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Fund shares held by any Variable Sub-Account. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

     Conflicts of Interest.Certain of the Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance

                                 25- PROSPECTUS
separate accounts and variable annuity separate accounts to invest in the same Fund. The board of trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Fund's board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution.

     Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate Life and Putnam Investments, located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

     We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

     Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

Administration.

     We have primary responsibility for all administration of the Contracts and the Variable Account.

     We provide the following administrative services, among others:

     o    issuance of the Contracts;

     o    maintenance of Contract Owner records;

     o    Contract Owner services;

     o    calculation of unit values;

     o    maintenance of the Variable Account; and

     o    preparation of Contract Owner reports.

     We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

     We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED  PLANS

     If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

     Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

YEAR 2000

     Allstate New York is heavily dependent upon complex computer systems for all phases of its operations, including customer service, risk management and policy and contract administration. Since many of Allstate New York's older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if the software is not reprogrammed or replaced ("Year 2000 Issue"). Allstate New York believes that many of its counterparties and suppliers also have Year 2000 Issues which could affect Allstate New York. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Allstate New York actively working

                                26 - PROSPECTUS
with its major external counterparties and suppliers to assess their compliance efforts and Allstate New York's exposure to them. Because of the accuracy of this plan, and its timely completion, Allstate New York has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 Issue. Year 2000 costs are expensed as incurred.



Taxes

     The following discussion is general and is not intended as tax advice. Allstate New York makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

     Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

     Tax Deferral.Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1.   the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

     Non-natural Owners.As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

     Diversification Requirements.For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Allstate New York does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

     Ownership Treatment.The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

     Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

     Taxation of Partial and Full Withdrawals.If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a
                                 27 - PROSPECTUS

Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

     "Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

     o    made on or after the date the individual attains age 591/2,

     o    made to a beneficiary after the Contract Owner's death,

     o    attributable to the Contract Owner being disabled, or

     o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

     If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

     Taxation of Annuity Payments.Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

     Taxation of Level Monthly Variable Annuity Payments.You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although your levelized payment will be reported to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

     Partial Commutation of Annuity Payments.The Federal tax treatment of Income Payment Options is unclear in some respects. As a result, it is possible that a greater or lesser portion of payments may be includible in your taxable income than described above or that we plan to report to the Internal Revenue Service. The tax law is also unclear regarding the portion of any additional withdrawal received after the Payout Start Date that is taxable, and thus it is also possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

     Taxation of Annuity Death Benefits.Death of a Contract Owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

     Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591'2. However, no penalty tax is incurred on distributions:

1.   made on or after the date the Contract Owner attains age 591/2;

2.   made as a result of the Contract Owner's death or disability;

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy,

4.   made under an immediate annuity, or

5.   attributable to investment in the Contract before August 14, 1982.

     You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply
to  distributions  from  Qualified   Contracts.

     Substantially Equal Periodic Payments.With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty
                                 28 - PROSPECTUS
tax applies. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. Allstate New York believes such modifications would violate the substantially equal periodic payments and immediate annuity exceptions to the 10% penalty tax. Similar treatment may apply to additional withdrawals or other modifications of the payment stream from Qualified Contracts. You should consult a competent tax advisor prior to taking a withdrawal. Aggregation of Annuity Contracts.All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

     Contracts may be used as investments with certain qualified plans such as:

     o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

     o    Roth IRAs under Section 408A of the Code;

     o    Simplified Employee Pension Plans under Section 408(k) of the Code;

     o    Savings  Incentive  Match  Plans for  Employees  (SIMPLE)  Plans under
          Section 408(p) of the Code;

     o    Tax Sheltered Annuities under Section 403(b) of the Code;

     o    Corporate and Self Employed Pension and Profit Sharing Plans; and

     o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

     In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Please see a competent tax advisor to make sure the qualified plan distribution requirements for this annuity are satisfied. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

     Restrictions Under Section 403 Plans.Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1.   on or after the date of employee

     o    attains age 59 1/2,

     o    separates from service,

     o    dies,

     o    becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

     These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

     Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1.   required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3.   over the life (joint lives) of the participant (and beneficiary).

     Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                                 29 - PROSPECTUS

Performance  Information

     We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

     Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

     We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                 30 - PROSPECTUS

Statement of Additional Information
Table of Contents



Additions, Deletions or Substitutions of Investments                        3

The Contract                                                                4

Peformance Information                                                      5

Calculation of Accumulation Unit Values                                     8

Calculation of Variable Income Payments                                    9

General Matters                                                           10

Federal Tax Matters                                                       11

Qualified Plans                                                           12

Sales Commissions                                                         14

Legal Matters                                                             15

Experts                                                                   15

Financial Statements                                                      15







                                   -----------

         THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.
                                 31 - PROSPECTUS

Appendix A
Accumulation Unit Value and Number of
Accumulation Units Outstanding for
Each Variable Sub-Account Since Inception*

         For the period December 10 through December 31, 1999

Putnam Asia Pacific Growth
Accumulation Unit Value, Beginning of Period                         $15.244
Accumulation Unit Value, End of Period                               $17.437
Number of Units Outstanding, End of Period                                 0

Putnam Diversified Income
Accumulation Unit Value, Beginning of Period                          $9.863
Accumulation Unit Value, End of Period                                $9.866
Number of Units Outstanding, End of Period                                 0

The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                          $9.313
Accumulation Unit Value, End of Period                                $9.299
Number of Units Outstanding, End of Period                                 0

Putnam Global Asset Allocation
Accumulation Unit Value, Beginning of Period                         $10.469
Accumulation Unit Value, End of Period                               $10.696
Number of Units Outstanding, End of Period                                 0

Putnam Global Growth
Accumulation Unit Value, Beginning of Period                         $13.887
Accumulation Unit Value, End of Period                               $15.665
Number of Units Outstanding, End of Period                                 0

Putnam Growth and Income
Accumulation Unit Value, Beginning of Period                          $9.168
Accumulation Unit Value, End of Period                                $9.172
Number of Units Outstanding, End of Period                                 0

Putnam Health Sciences
Accumulation Unit Value, Beginning of Period                          $9.953
Accumulation Unit Value, End of Period                               $10.597
Number of Units Outstanding, End of Period                                 0

Putnam High Yield
Accumulation Unit Value, Beginning of Period                          $9.896
Accumulation Unit Value, End of Period                                $9.934
Number of Units Outstanding, End of Period                                 0

Putnam Income
Accumulation Unit Value, Beginning of Period                          $9.861
Accumulation Unit Value, End of Period                                $9.714
Number of Units Outstanding, End of Period                                 0

Putnam International Growth
Accumulation Unit Value, Beginning of Period                         $13.249
Accumulation Unit Value, End of Period                               $14.427
Number of Units Outstanding, End of Period                                 0

Putnam International Growth and Income
Accumulation Unit Value, Beginning of Period                         $10.839
Accumulation Unit Value, End of Period                               $10.968
Number of Units Outstanding, End of Period                                 0

Putnam International New Opportunities
Accumulation Unit Value, Beginning of Period                         $15.988
Accumulation Unit Value, End of Period                               $18.134
Number of Units Outstanding, End of Period                                 0

Putnam Investors
Accumulation Unit Value, Beginning of Period                         $11.364
Accumulation Unit Value, End of Period                               $12.168
Number of Units Outstanding, End of Period                                 0

Putnam Money Market
Accumulation Unit Value, Beginning of Period                         $10.208
Accumulation Unit Value, End of Period                               $10.231
Number of Units Outstanding, End of Period                                 0

Putnam New Opportunities
Accumulation Unit Value, Beginning of Period                         $14.041
Accumulation Unit Value, End of Period                               $15.692
Number of Units Outstanding, End of Period                                 0

Putnam New Value
Accumulation Unit Value, Beginning of Period                          $8.705
Accumulation Unit Value, End of Period                                $8.795
Number of Units Outstanding, End of Period                                 0

Putnam OTC & Emerging Growth
Accumulation Unit Value, Beginning of Period                         $18.177
Accumulation Unit Value, End of Period                               $19.838
Number of Units Outstanding, End of Period                                 0

Putnam Research
Accumulation Unit Value, Beginning of Period                         $10.894
Accumulation Unit Value, End of Period                               $11.598
Number of Units Outstanding, End of Period                                 0

Putnam Small Cap Value
Accumulation Unit Value, Beginning of Period                          $9.813
Accumulation Unit Value, End of Period                               $10.302
Number of Units Outstanding, End of Period                                 0

Putnam Utilities Growth and Income
Accumulation Unit Value, Beginning of Period                         $10.047
Accumulation Unit Value, End of Period                                $9.987
Number of Units Outstanding, End of Period                                 0

Putnam Vista
Accumulation Unit Value, Beginning of Period                         $12.501
Accumulation Unit Value, End of Period                               $14.088
Number of Units Outstanding, End of Period                                 0

Putnam Voyager
Accumulation Unit Value, Beginning of Period                         $12.868
Accumulation Unit Value, End of Period                               $14.326
Number of Units Outstanding, End of Period                                 0



* The Contracts were first offered for sale on December 10, 1999. No Accumulation Unit data is shown for the Putnam American Government Income or the Putnam Growth Opportunities Variable Sub-Accounts which were first offered as of February 4, 2000, for the Putnam Technology Variable Sub-Account, which was first offered as of July 17, 2000, or for the Putnam Capital Appreciation or the Putnam Voyager II Variable Sub-Accounts which were first offered as of October 2, 2000.

Appendix B
Withdrawal Adjustment Example

         Issue Date: January 1, 2000

         Initial Purchase Payment: $50,000

   Date                 Type                Beginning       Transaction        Contract        Purchase        Maximum
                         of                  Contract         Amount             Value         Payment       Anniversary
                     Occurrence               Value                              After          Value           Value
                                                                              Occurrence
                                                                                                  Death Benefit Amount



     1/1/01     Contract Anniversary             $55,000         ?               $55,000      $50,000           $55,000


     7/1/01      Partial Withdrawal              $60,000         $15,000         $45,000      $37,500           $41,125




     The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.

Purchase Payment Value Death Benefit

Partial Withdrawal Amount                                                                           (w)                $15,000

Contract Value Immediately Prior to Partial Withdrawal                                              (a)                $60,000

Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal                    (d)                $50,000

Withdrawal Adjustment                                                                          [(w)/(a)]*(d)           $12,500

Adjusted Death Benefit                                                                                                 $37,500

Maximum Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                           (w)                $15,000

Contract Value Immediately Prior to Partial Withdrawal                                              (a)                $60,000

Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal                    (d)                $55,000

Withdrawal Adjustment                                                                          [(w)/(a)]*(d)           $13,750

Adjusted Death Benefit                                                                                                 $41,250



* For purposes of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for the Contract, net of applicable fees and charges. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                  The Putnam Allstate Advisor Variable Annuity

Allstate Life Insurance Company of New York            Statement of Additional Information
One Allstate Drive                                     dated October 2, 2000
Farmingville, New York  11738
1 (800) 390-1277



This Statement of Additional Information supplements the information in the prospectus for The Putnam Allstate Advisor. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated October 2, 2000, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

TABLE OF CONTENTS

                                                                  PAGE

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                 3
THE CONTRACT                                                         4
PERFORMANCE INFORMATION                                              5
CALCULATION OF ACCUMULATION UNIT VALUES                              8
CALCULATION OF VARIABLE INCOME PAYMENTS                              9
GENERAL MATTERS                                                      10
FEDERAL TAX MATTERS                                                  11
QUALIFIED PLANS                                                      12
SALES COMMISSIONS                                                    14
LEGAL MATTERS                                                        15
EXPERTS                                                              15
FINANCIAL STATEMENTS                                                 15

- ------------------------------------------------------------------------------

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

- ------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, L.L.C. ("Allstate Distributors"). distributes the Contracts. Allstate Distributors is an affiliate of Allstate Life Insurance Company of New York ("Allstate"). The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

- ------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                1000(1 + T)n = ERV

where:

   T  = average annual total return

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

   n  = number of years in the period

   1000 = hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

Set out below are the standardized total returns for each Variable Sub-Account (other than the Putnam American Government Income, Putnam Growth Opportunities, Putnam Technology, Putnam Capital Appreciation, Putnam Voyager II and Putnam Money Market Variable Sub-Accounts) since its inception through December 31, 1999. All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The standardized total returns shown are not annualized.



- ------------------------------------------------- ----------- ------------- ------------------
Variable Sub-Account                              One Year    Five Years    Since Inception
Putnam Asia Pacific Growth                           N/A          N/A               8.37%
Putnam Diversified Income                            N/A          N/A              -5.99%
The George Putnam Fund of Boston                     N/A          N/A              -6.17%
Putnam Global Asset Allocation                       N/A          N/A              -3.84%
Putnam Global Growth                                 N/A          N/A               6.78%
Putnam Growth and Income                             N/A          N/A              -5.98%
Putnam Health Sciences                               N/A          N/A               0.45%
Putnam High Yield                                    N/A          N/A              -5.64%
Putnam Income                                        N/A          N/A              -7.51%
Putnam International Growth                          N/A          N/A               2.88%
Putnam International Growth and Income               N/A          N/A              -4.83%
Putnam Investors                                     N/A          N/A               1.06%
Putnam New Opportunities                             N/A          N/A               5.75%
Putnam New Value                                     N/A          N/A              -4.98%
Putnam International New Opportunities               N/A          N/A               7.41%
Putnam OTC & Emerging Growth                         N/A          N/A               3.12%
Putnam Research                                      N/A          N/A               0.44%
Putnam Small Cap Value                               N/A          N/A              -1.04%
Putnam Utilities Growth and Income                   N/A          N/A              -6.62%
Putnam Vista                                         N/A          N/A               6.68%
Putnam Voyager                                       N/A          N/A               5.31%

- ----------------------------------------------------------------------------------------------

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n - 1

         where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year-by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

The non-standardized total returns for each Variable Sub-Account (other than the Putnam American Government Income, Putnam Growth Opportunities, Putnam Technology, Putnam Capital Appreciation, Putnam Voyager II and Putnam Money Market Variable Sub-Accounts) since its inception through December 31, 1999 are set out below. All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II
Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown are not annualized.


- ------------------------------------------------- ----------- ------------- -------------------
Variable Sub-Account                              One Year    Five Years    Since Inception
Putnam Asia Pacific Growth                           N/A          N/A               14.38%
Putnam Diversified Income                            N/A          N/A                0.03%
The George Putnam Fund of Boston                     N/A          N/A               -0.15%
Putnam Global Asset Allocation                       N/A          N/A                2.18%
Putnam Global Growth                                 N/A          N/A               12.80%
Putnam Growth and Income                             N/A          N/A                0.04%
Putnam Health Sciences                               N/A          N/A                6.46%
Putnam High Yield                                    N/A          N/A                0.38%
Putnam Income                                        N/A          N/A               -1.49%
Putnam International Growth                          N/A          N/A                8.89%
Putnam International Growth and Income               N/A          N/A                1.19%
Putnam Investors                                     N/A          N/A                7.08%
Putnam New Opportunities                             N/A          N/A               11.76%
Putnam New Value                                     N/A          N/A                1.04%
Putnam International New Opportunities               N/A          N/A               13.42%
Putnam OTC & Emerging Growth                         N/A          N/A                9.14%
Putnam Research                                      N/A          N/A                6.46%
Putnam Small Cap Value                               N/A          N/A                4.98%
Putnam Utilities Growth and Income                   N/A          N/A               -0.60%
Putnam Vista                                         N/A          N/A               12.69%
Putnam Voyager                                       N/A          N/A               11.33%
- ------------------------------------------------- ----------- ------------- -------------------


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the performance of the underlying Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

The adjusted historical total returns for the Variable Sub-Accounts (other than the Putnam American Government Income, Putnam Growth Opportunities, Putnam Technology, Putnam Capital Appreciation, Putnam Voyager II and Putnam Money Market Variable Sub-Accounts) for the periods ended December 31, 1999 are set out below. Each of the Funds' Class IB shares corresponding to the Variable Sub-Accounts were first offered on April 30, 1998, except for the Putnam VT Diversified Income, Putnam VT Growth and Income, and Putnam VT International Growth Funds, which were first offered on April 6, 1998, the Putnam VT Research Fund, which was first offered on September 30, 1998, the Putnam VT Small Cap Value Fund, which was first offered on April 30, 1999, the Putnam VT American Government Income and Putnam VT Growth Opportunities Funds, which were first offered on January 31, 2000, the Putnam VT Technology Fund, which was first offered on June 14, 2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which were first offered on September 1, 2000. For periods prior to the inception dates of the Funds' Class IB shares, the performance shown is based on the historical performance of the Funds' Class IA shares, adjusted to reflect the current expenses of the Funds' Class IB shares. The inception dates for the Funds are as follows:

- ------------------------------------------------- ----------------------
Variable Sub-Account                              Inception Date of
                                                     Corresponding Fund

- ------------------------------------------------- ----------------------
- ------------------------------------------------- ----------------------
Putnam  American  Government  Income                 January 31, 2000
Putnam Asia Pacific Growth                           May 1, 1995
Putnam  Capital  Appreciation                        September 1, 2000
Putnam  Diversified Income                           September 15, 1993
The George Putnam Fund of Boston                     April 30, 1998
Putnam Global Asset Allocation                       February 1, 1988
Putnam Global Growth                                 May 1, 1990
Putnam Growth and Income                             February 1, 1988
Putnam Growth Opportunities                          January 31, 2000
Putnam Health  Sciences                              April 30, 1998
Putnam High Yield                                    February 1, 1988
Putnam Income                                        February  1, 1988
Putnam  International  Growth                        January 2, 1997
Putnam International  Growth  and  Income            January  2, 1997
Putnam  International  New Opportunities             January 2, 1997
Putnam  Investors                                    April 30,  1998
Putnam  Money Market                                 February 1, 1988
Putnam New  Opportunities                            May 2, 1994
Putnam New Value                                     January 2, 1997
Putnam OTC & Emerging  Growth                        April 30,  1998
Putnam  Research                                     September 29, 1998
Putnam Small Cap Value                               April 30, 1999
Putnam  Technology                                   June 14, 2000
Putnam  Utilities Growth and Income                  May 1, 1992
Putnam Vista                                         January 2, 1997
Putnam Voyager                                       February 1, 1988
Putnam Voyager II                                    September 1, 2000
- ------------------------------------------------- ----------------------

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below.

- ------------------------------------------------- ----------- ----------- --------------------
Variable Sub-Account                              One Year    Five Years  Ten Years or Since
                                                                              Inception
                                                                              of Fund

- ------------------------------------------------- ----------- ----------- --------------------
- ------------------------------------------------- ----------- ----------- --------------------
Putnam Asia Pacific Growth                          98.49%       N/A            12.19%
Putnam Diversified Income                           -5.54%      4.96%            3.36%
The George Putnam Fund of Boston                    -7.67%       N/A            -3.01%
Putnam Global Asset Allocation                       4.35%      15.05%          10.67%
Putnam Global Growth                                56.49%      25.06%          15.53%
Putnam Growth and Income                            -5.82%      17.43%          12.37%
Putnam Health Sciences                             -11.20%       N/A            -1.95%
Putnam High Yield                                   -1.53%      6.83%            9.25%
Putnam Income                                       -9.40%      5.34%            6.02%
Putnam International Growth                         52.02%       N/A            27.39%
Putnam International Growth and Income              16.78%       N/A            15.39%
Putnam International New Opportunities              94.27%       N/A            30.03%
Putnam Investors                                    22.34%       N/A            23.48%
Putnam Money Market                                 -2.62%      3.20%            3.46%
Putnam New Opportunities                            60.97%      30.82%          28.33%
Putnam New Value                                    -7.01%       N/A             4.78%
Putnam OTC & Emerging Growth                       117.60%       N/A            59.21%
Putnam Research                                     20.08%       N/A            33.55%
Putnam Small Cap Value                               N/A         N/A            -4.43%
Putnam Utilities Growth and Income                  -8.04%      15.16%          11.02%
Putnam Vista                                        44.67%       N/A            28.27%
Putnam Voyager                                      50.03%      29.60%          20.57%
- ------------------------------------------------- ----------- ----------- --------------------

CALCULATION OF ACCUMULATION UNIT VALUES

- ------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

    (A) is the sum of:

(1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

    (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

    (C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

- ------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

- ------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. Currently, the State of New York does not assess a premium tax on annuities.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

- ------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate, and its operations form a part of Allstate, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate does not intend to make provisions for any such taxes. If Allstate is taxed on investment income or capital gains of the Variable Account, then Allstate may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) Contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, the Contract must provide: (1) if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; (2) if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

QUALIFIED PLANS

- ------------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract Owners and participants under the plan and Annuitants and Beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

SALES COMMISSIONS

Commissions paid may vary, but in the aggregate are not anticipated to exceed 8.5% of any purchase payment. In addition, under certain circumstances, Allstate New York may pay certain sellers of the contracts a persistency bonus which will take into account, among other things, the length of time purchase payments have been held under a contract and the amount of purchase payments.

LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Allstate New York on certain federal securities laws matters. All matters of New York law pertaining to the contracts, including the validity of the contracts and Allstate New York's right to issue such contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

EXPERTS

The financial statements and related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 1999 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

                                 ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                       STATEMENTS OF FINANCIAL POSITION



                                                                                     DECEMBER 31,
                                                                        ---------------------------------------
                                                                              1999                 1998
                                                                        ------------------  -------------------
($ in thousands, except par value data)

ASSETS

Investments
   Fixed income securities, at fair value
      (amortized cost $1,858,216 and $1,648,972)                              $ 1,912,545          $ 1,966,067
   Mortgage loans                                                                 166,997              145,095
   Short-term                                                                      46,037               76,127
   Policy loans                                                                    31,109               29,620
                                                                        -----------------   ------------------
         Total investments                                                      2,156,688            2,216,909

Cash                                                                                1,135                3,117
Deferred policy acquisition costs                                                 106,932               87,830
Accrued investment income                                                          25,712               22,685
Reinsurance recoverables                                                            1,949                2,210
Other assets                                                                        7,803                9,887
Separate Accounts                                                                 443,705              366,247
                                                                        -----------------   ------------------
         TOTAL ASSETS                                                        $  2,743,924          $ 2,708,885
                                                                        =================   ==================

LIABILITIES
Reserve for life-contingent contract benefits                                 $ 1,098,016          $ 1,208,104
Contractholder funds                                                              839,157              703,264
Current income taxes payable                                                       10,132               14,029
Deferred income taxes                                                               3,077               25,449
Other liabilities and accrued expenses                                             41,218               23,463
Payable to affiliates, net                                                          4,731               38,835
Separate Accounts                                                                 443,705              366,247
                                                                        -----------------   ------------------
         TOTAL LIABILITIES                                                      2,440,036            2,379,391
                                                                        -----------------   ------------------


COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 13)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 and 80,000
      shares authorized, issued and outstanding                                     2,500                2,000
Additional capital paid-in                                                         45,787               45,787
Retained income                                                                   225,367              198,801

Accumulated other comprehensive income:
    Unrealized net capital gains                                                   30,234               82,906
                                                                        -----------------   ------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                              30,234               82,906
                                                                        -----------------   ------------------
         TOTAL SHAREHOLDER'S EQUITY                                               303,888              329,494
                                                                        -----------------   ------------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $  2,743,924          $ 2,708,885
                                                                        =================   ==================


See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME


                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
($ in thousands)                                                        1999                 1998                 1997
                                                                  ------------------   ------------------   ------------------

REVENUES
Premiums (net of reinsurance ceded
   of $4,253, $3,204 and $3,087 )                                          $ 63,748             $ 85,771             $ 90,366
Contract charges                                                             38,626               33,281               28,597
Net investment income                                                       148,331              134,413              124,887
Realized capital gains and losses                                            (2,096)               4,697                  701
                                                                          ---------            ---------             --------
                                                                            248,609              258,162              244,551
                                                                          ---------            ---------             --------

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries
   of $1,166, $997 and $1,985 )                                             178,267              183,839              179,872
Amortization of deferred policy acquisition costs                             8,985                7,029                5,023
Operating costs and expenses                                                 20,151               24,703               23,644
                                                                          ---------            ---------             --------
                                                                            207,403              215,571              208,539
                                                                          ---------            ---------             --------

INCOME FROM OPERATIONS
   BEFORE INCOME TAX EXPENSE                                                 41,206               42,591               36,012
Income tax expense                                                           14,640               14,934               13,296
                                                                          ---------            ---------             --------

NET INCOME                                                                   26,566               27,657               22,716
                                                                          ---------            ---------             --------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses                           (52,672)             18,427                27,627
                                                                          ---------            --------              --------

COMPREHENSIVE (LOSS) INCOME                                               $ (26,106)           $ 46,084              $ 50,343
                                                                          =========            ========              ========













See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         DECEMBER 31,
                                                                  ------------------------------------------------------------
                                                                        1999                 1998                 1997
                                                                  ------------------   -------------------   -----------------
($ in thousands)

COMMON STOCK
Balance, beginning of year                                                  $ 2,000              $ 2,000              $ 2,000
Issuance of new shares of stock                                                 500                    -                    -
                                                                  -----------------    -----------------    -----------------

Balance, end of year                                                          2,500                2,000                2,000
                                                                  -----------------    -----------------    -----------------
ADDITIONAL CAPITAL PAID-IN                                                $  45,787             $ 45,787             $ 45,787
                                                                  -----------------    -----------------    -----------------

RETAINED INCOME

Balance, beginning of year                                                $ 198,801            $ 171,144            $ 148,428
Net income                                                                   26,566               27,657               22,716
                                                                  -----------------    -----------------    -----------------
Balance, end of year                                                        225,367              198,801              171,144
                                                                  -----------------    -----------------    -----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                 $ 82,906             $ 64,479             $ 36,852
Change in unrealized net capital gains
     and losses                                                             (52,672)              18,427               27,627
                                                                  -----------------    -----------------    -----------------
Balance, end of year                                                         30,234               82,906               64,479
                                                                  -----------------    -----------------    -----------------

TOTAL SHAREHOLDER'S EQUITY                                               $  303,888            $ 329,494            $ 283,410
                                                                  =================    =================    =================



















See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS



                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
($ in thousands)                                                        1999                 1998                 1997
                                                                  ------------------   -------------------   -----------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                 $ 26,566             $ 27,657             $ 22,716
Adjustments to reconcile net income to net cash
    provided by operating activities
       Amortization and other non-cash items                                (37,619)             (34,890)             (31,112)
       Realized capital gains and losses                                      2,096               (4,697)                (701)
       Interest credited to contractholder funds                             36,736               41,200               31,667
       Changes in:
           Life-contingent contract benefits and
               contractholder funds                                          38,527               53,343               68,114
           Deferred policy acquisition costs                                (17,262)             (16,693)             (10,781)
           Income taxes payable                                               2,094               13,865                 (158)
           Other operating assets and liabilities                            13,049              (15,974)               8,545
                                                                  -----------------    -----------------    -----------------
Net cash provided by operating activities                                    64,187               63,811               88,290
                                                                  -----------------    -----------------    -----------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                              161,443               65,281               15,723
Investment collections
       Fixed income securities                                               21,822              159,648              120,061
       Mortgage loans                                                         7,479                5,855                5,365
Investments purchases
       Fixed income securities                                             (383,961)            (292,444)            (236,984)
       Mortgage loans                                                       (31,888)             (24,252)             (35,200)
Change in short-term investments, net                                        29,493              (55,846)              16,342
Change in policy loans, net                                                  (1,489)              (2,020)              (2,241)
                                                                  -----------------    -----------------    -----------------
Net cash used in investing activities                                      (197,101)            (143,778)            (116,934)
                                                                  -----------------    -----------------    -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                          500                    -                    -
Contractholder fund deposits                                                197,439              137,473               79,384
Contractholder fund withdrawals                                             (67,007)             (54,782)             (51,374)
                                                                  -----------------    -----------------    -----------------
Net cash provided by financing activities                                   130,932               82,691               28,010
                                                                  -----------------    -----------------    -----------------

NET (DECREASE) INCREASE IN CASH                                              (1,982)               2,724                 (634)
CASH AT THE BEGINNING OF YEAR                                                 3,117                  393                1,027
                                                                  -----------------    -----------------    -----------------
CASH AT END OF YEAR                                                        $  1,135              $ 3,117                $ 393
                                                                  =================    =================    =================

See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


1.    GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a broad line of life insurance and savings products in the state of New York through a combination of exclusive agencies, securities firms, banks, specialized brokers and through direct response marketing. Life insurance consists of traditional products, including term and whole life, interest-sensitive life and immediate annuities with life contingencies. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted and variable annuities. Group pension savings products include immediate annuities also referred to as retirement annuities. In 1999, annuity premiums and deposits represented 76.2% of the Company's total statutory premiums and deposits.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affliliated entities with which the Company has alliances could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

Short-term investments are carried at cost or amortized cost which approximates fair value, and includes collateral received in connection with securities lending activities. Policy loans are carried at the unpaid principal balances.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS
The Company utilizes financial futures contracts which are derivative financial instruments. By meeting specific criteria these futures are designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

If, subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the occurrence of a hedged anticipatory transaction is no longer probable), the Company terminates the derivative position. Gains and losses on these terminations are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of the hedged item.

The Company accounts for financial futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified. Under deferral accounting, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains and losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred are then recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to the contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Limited payment contracts, a type of life-contingent immediate annuity or traditional life product, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Investment contracts also include variable annuity contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS
Certain costs which vary with and are primarily related to acquiring life and savings business, principally agents and brokers remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

For interest-sensitive life and investment contracts, the costs are amortized in proportion to the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using current crediting rates.

To the extent unrealized gains or losses on securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related carrying value of deferred acquisition costs, including present value of future profits, are adjusted together with accumulated unrealized net capital gains included in shareholder's equity.

REINSURANCE RECOVERABLE
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers. Reinsurance recoverables are estimated based upon assumptions consistent with those used in establishing the underlying reinsured contacts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable therefrom are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES
The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance, group retirement annuities, immediate annuities with life contingencies and certain variable annuity guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


expenses at the time the policy is issued. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded as a reduction of the unrealized gains included in shareholder's equity.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are presented in Note 5.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS
In June 1999, the Financial Accounting Standards Board delayed the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. This statement requires that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Additionally, the change in fair value of a derivative which is not effective as a hedge will be immediately recognized in earnings. The delay was effected through the issuance of SFAS No. 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. As such, the Company expects to adopt the provisions of SFAS No. 133 as of January 1, 2001. The impact of this statement is dependent upon the Company's derivative positions and market conditions existing at the date of adoption. Based on existing interpretations of the requirements of SFAS

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


No. 133, the impact of the adoption is not expected to be material to the results of operations or financial position of the Company.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

The following amounts were ceded to ALIC under reinsurance agreements.



                                                          YEAR ENDED DECEMBER 31,
                                                          -----------------------

                                                 1999               1998               1997
                                                 ----               ----               ----

      Premiums                          $        3,408     $        2,519     $        2,171
      Policy benefits                              211                315                327

Included in reinsurance recoverables at December 31, 1999 and 1998 are the net amounts owed to ALIC of $458 and $3, respectively.

STRUCTURED SETTLEMENT ANNUITIES
The Company issued $14,561, $12,747 and $12,766 of structured settlement annuities, a type of immediate annuity, in 1999, 1998 and 1997, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4,298, $5,152 and $3,468 relate to structured settlement annuities with life contingencies and are included in premium income in 1999, 1998 and 1997, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. Reserves recorded by the Company for annuities related to the surety bonds were $1.19 billion and $1.08 billion at December 31, 1999 and 1998, respectively.

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $16,155, $23,369 and $19,425 in 1999, 1998 and 1997, respectively. A

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


portion of these expenses relate to the acquisition of business which are deferred and amortized over the contract period.

4.   INVESTMENTS

FAIR VALUES

The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                            GROSS UNREALIZED
                                                    AMORTIZED               ----------------               FAIR
                                                       COST             GAINS            LOSSES            VALUE
                                                       ----             -----            ------            -----

AT DECEMBER 31, 1999

U.S. government and agencies                     $      413,875    $       53,717   $       (2,705)   $      464,887
Municipal                                                60,256               997           (1,976)           59,277
Corporate                                               996,298            36,303          (31,695)        1,000,906
Foreign government                                       61,987             3,217             (639)           64,565
Mortgage-backed securities                              291,304             4,770           (7,370)          288,704
Asset-backed securities                                  34,496                26             (316)           34,206
                                                 --------------    --------------   --------------    --------------
  Total fixed income securities                  $    1,858,216    $       99,030   $      (44,701)   $    1,912,545
                                                 ==============    ==============   ==============    ==============

AT DECEMBER 31, 1998

U.S. government and agencies                     $      443,930    $      179,455    $          (1)  $      623,384
Municipal                                                31,617             2,922              (19)          34,520
Corporate                                               848,289           121,202             (899)         968,592
Mortgage-backed securities                              291,520            14,294             (700)         305,114
Asset-backed securities                                  33,616               869              (28)          34,457
                                                 --------------    --------------    --------------  --------------
  Total fixed income securities                  $    1,648,972    $      318,742    $      (1,647)  $    1,966,067
                                                 ==============    ==============    ==============  ==============

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December 31, 1999:


                                                                           AMORTIZED           FAIR
                                                                             COST             VALUE
                                                                             ----             -----

Due in one year or less                                                 $         6,720  $         6,798
Due after one year through five years                                           168,795          168,859
Due after five years through ten years                                          217,305          218,381
Due after ten years                                                           1,139,596        1,195,597
                                                                        ---------------  ---------------
                                                                              1,532,416        1,589,635

Mortgage- and asset-backed securities                                           325,800          322,910
                                                                        ---------------  ---------------
  Total                                                                 $     1,858,216  $     1,912,545
                                                                        ===============  ===============

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                                             1999             1998             1997
                                                                    ----             ----             ----


Fixed income securities                                       $     135,561     $     124,100    $     116,763
Mortgage loans                                                       12,346            10,309            7,896
Other                                                                 3,495             2,940            2,200
                                                              -------------     -------------    -------------
  Investment income, before expense                                 151,402           137,349          126,859
  Investment expense                                                  3,071             2,936            1,972
                                                              -------------     -------------    -------------
  Net investment income                                       $     148,331     $     134,413    $     124,887
                                                              =============     =============    =============

REALIZED CAPITAL GAINS AND LOSSES

YEAR ENDED DECEMBER 31,                                            1999              1998             1997
                                                                   ----              ----             ----

Fixed income securities                                           $ (2,207)         $ 4,755             $  955
Mortgage loans                                                          42              (65)              (221)
Other                                                                   69                7                (33)
                                                              ------------      -----------      -------------

   Realized capital gains and losses                                (2,096)           4,697                701
   Income taxes                                                       (765)           1,644                245
                                                              ------------      -----------      -------------
   Realized capital gains and losses, after tax                   $ (1,331)         $ 3,053             $  456
                                                              ============      ===========      =============

Excluding calls and prepayments, gross gains of $1,713, $2,905 and $471 and gross losses of $3,920, $164 and $105 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively.

UNREALIZED NET CAPITAL GAINS

Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:

                                        COST/                                  GROSS UNREALIZED              UNREALIZED
                                    AMORTIZED COST      FAIR VALUE          GAINS             LOSSES          NET GAINS
                                    --------------      ----------          -----             ------          ---------
 Fixed income securities               $1,858,216        $1,912,545         $ 99,030          $(44,701)       $ 54,329
                                       ==========        ==========         ========          ========
 Reserve for life-contingent
    contract benefits                                                                                           (7,815)
 Deferred income taxes                                                                                         (16,280)
                                                                                                              --------
 Unrealized net capital gains                                                                                 $ 30,234
                                                                                                              ========


CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                                            1999             1998             1997
                                                                   ----             ----             ----

Fixed income securities                                         $(262,766)       $ 70,948          $123,519
Reserves for life contingent-contract benefits                    179,891         (42,251)          (80,155)
Deferred income taxes                                              28,362          (9,922)          (14,876)
Deferred policy acquisition costs and other                         1,841            (348)             (861)
                                                                ---------        --------          --------
(Decrease) increase in unrealized net capital gains             $ (52,672)       $ 18,427          $ 27,627
                                                                =========        ========          ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
Pretax provisions for investment losses, principally relating to valuation allowances on mortgage loans were $114 and $261 in 1998 and 1997, respectively. There was not a provision for investment losses in 1999.

MORTGAGE LOAN IMPAIRMENT
A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

The Company had no impaired loans at December 31, 1999 and 1998.

Valuation allowances for mortgage loans at December 31, 1999, 1998 and 1997 were $600, $600 and $486, respectively. For the years ended December 31, 1999, 1998 and 1997, there were no reductions of the mortgage loan valuation allowance for dispositions of impaired loans. Net additions to the mortgage loan valuation allowances were $114 and $261 for the years ended December 31, 1998 and 1997, respectively. There were no additions or reductions to the mortgage loan valuation allowance for the year ended December 31, 1999.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 1999:

(% of municipal bond portfolio carrying value)          1999                1998
                                                        ----                ----

         Arizona                                        22.7%                   - %
         California                                     20.2                  17.4
         Ohio                                           16.4                  30.2
         Illinois                                       11.6                  21.1
         Pennsylvania                                    7.5                    -
         Indiana                                         5.0                    -

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 1999:

(% of commercial mortgage portfolio carrying value)     1999                 1998
                                                        ----                 ----

         California                                     34.9%               41.9%
         New York                                       27.6                26.3
         Illinois                                       13.2                15.8
         New Jersey                                     12.3                 6.9
         Pennsylvania                                    9.7                 6.2

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)         1999                1998
                                                            ----                ----

         Retail                                              33.1%               39.5%
         Office buildings                                    18.9                11.7
         Warehouse                                           18.5                19.2
         Apartment complex                                   15.8                18.5
         Industrial                                           4.6                 5.5
         Other                                                9.1                 5.6
                                                            -----               -----
                                                            100.0%              100.0%
                                                            =====               =====

The contractual maturities of the commercial mortgage loan portfolio as of December 31, 1999, for loans that were not in foreclosure are as follows:

                                NUMBER OF LOANS                    CARRYING VALUE                   PERCENT
                                ---------------                    --------------                   -------

2000                                    2                          $         4,475                     2.7%
2001                                    5                                    7,165                     4.3
2002                                    2                                    5,904                     3.5
2004                                    4                                    5,289                     3.2
Thereafter                             33                                  144,164                    86.3
                                    -----                          ---------------                   -----
     Total                             46                          $       166,997                   100.0%
                                    =====                          ===============                   =====

In 1999, there were no commercial mortgage loans which were contractually due.

SECURITIES ON DEPOSIT

At December 31, 1999, fixed income securities with a carrying value of $1,903 were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

FINANCIAL ASSETS

The carrying value and fair value of financial assets at December 31, are as follows:


                                                         1999                                1998
                                                         ----                                ----
                                             CARRYING             FAIR             CARRYING            FAIR
                                               VALUE              VALUE              VALUE            VALUE
                                               -----              -----              -----            -----

Fixed income securities                  $    1,912,545     $    1,912,545     $      1,966,067   $     1,966,067
Mortgage loans                                  166,997            159,853              145,095           154,872
Short-term investments                           46,037             46,037               76,127            76,127
Policy loans                                     31,109             31,109               29,620            29,620
Separate Accounts                               443,705            443,705              366,247           366,247

CARRYING VALUE AND FAIR VALUE INCLUDE THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value.

The carrying value of policy loans are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

The carrying value and fair value of financial liabilities at December 31, are as follows:


                                                        1999                                      1998
                                                        ----                                      ----
                                               CARRYING             FAIR               CARRYING            FAIR
                                                 VALUE              VALUE                VALUE             VALUE
                                                 -----              -----                -----             -----
Contractholder funds on
   investment contracts                   $      627,488      $     605,113      $      512,239     $     518,448
Separate Accounts                                443,705            443,705             366,247           366,247

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS
The only derivative financial instruments used by the Company are financial futures contracts. The Company primarily uses this derivative financial instrument to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)





The following table summarizes the contract amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                                       CARRYING
                                                                                                         VALUE
                                                   CONTRACT           CREDIT             FAIR            ASSETS/
                                                    AMOUNT           EXPOSURE           VALUE         (LIABILITIES)
                                                    ------           --------           -----         -------------
AT DECEMBER 31, 1999
Financial futures contracts                      $     8,700       $         -       $       (29)     $       588

AT DECEMBER 31, 1998
Financial futures contracts                      $    15,000       $         -       $       (15)     $      (223)

CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES.

The contract amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date. The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes financial futures contracts to manage its market risk related to anticipatory investment purchases and sales. Financial futures used as hedges of anticipatory transactions pertain to identified transactions which are probable to occur and are generally completed within 90 days.

Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


similar commitments to borrowers. At December 31, 1999, the Company had $10,000 in mortgage loan commitments which had a fair value of $100. The Company had no mortgage loan commitments at December 31, 1998.

6.       DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 1999 and 1998 are as follows:


                                                                 1999                 1998
                                                                 ----                 ----

          Balance, beginning of year                             $ 87,830            $ 71,946
          Acquisition costs deferred                               26,247              23,723
          Amortization charged to income                           (8,861)             (8,238)
          Adjustment from unlocking assumptions                      (124)              1,209
          Effect of unrealized gains/(losses)                       1,840                (810)
                                                             ------------        ------------

          Balance, end of year                                  $ 106,932            $ 87,830
                                                             ============        ============


7.       RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

At December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                                 1999               1998
                                                                                 ----               ----
                     Immediate annuities:
                          Structured settlement annuities                       $ 1,024,049        $ 1,135,813
                          Other immediate annuities                                   2,933              2,577
                     Traditional life                                                70,254             68,511
                     Other                                                              780              1,203
                                                                                -----------       ------------
                          Total life-contingent contract benefits               $ 1,098,016        $ 1,208,104
                                                                                ===========       ============


The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 3.5% to 10.3% for immediate annuities and 4.5% to 7.0% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

Premium deficiency reserves are established, if necessary and have been recorded for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. A liability of $8 million and $188 million is included in the reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 1999 and 1998, respectively. The decrease in this liability in 1999 reflects declines in unrealized capital gains on fixed income securities.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

At December 31, contractholder funds consists of the following:


                                                                                 1999               1998
                                                                                 ----               ----

                     Interest-sensitive life                                      $211,729            $189,970
                     Fixed annuities:
                          Immediate annuities                                      303,564             285,977
                          Deferred annuities                                       273,864             177,317
                     Other investment contracts                                     50,000              50,000
                                                                                  --------            --------
                          Total contractholder funds                              $839,157            $703,264
                                                                                  ========            ========


Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.5% to 6.5% for interest-sensitive life contracts; 3.5% to 9.8% for immediate annuities; 4.0% to 7.9% for deferred annuities and 6.6% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

8.       CORPORATION RESTRUCTURING

On November 10, 1999 the Corporation announced a series of strategic initiatives to aggressively expand its selling and servicing capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

9.       INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                               1999               1998
                                                                               ----               ----
DEFERRED ASSETS
Life and annuity reserves                                                        $ 42,248           $ 41,073
Discontinued operations                                                               366                364
Other postretirement benefits                                                         296                328
Other assets                                                                        1,319              2,023
                                                                            -------------      -------------
      Total deferred assets                                                        44,229             43,788

DEFERRED LIABILITIES
Deferred policy acquisition costs                                                 (25,790)           (20,573)
Unrealized net capital gains                                                      (16,280)           (44,642)
Difference in tax bases of investments                                             (3,194)            (1,784)
Prepaid commission expense                                                           (682)              (790)
Other liabilities                                                                  (1,360)            (1,448)
                                                                            -------------      -------------
      Total deferred liabilities                                                  (47,306)           (69,237)
                                                                            -------------      -------------
      Net deferred liability                                                  $    (3,077)      $    (25,449)
                                                                            =============      =============


The components of income tax expense for the year ended December 31, are as follows:

                                                             1999               1998               1997
                                                             ----               ----               ----

Current                                                     $  8,650            $ 13,679           $ 14,874
Deferred                                                       5,990               1,255             (1,578)
                                                            --------            --------           --------
      Total income tax expense                              $ 14,640            $ 14,934           $ 13,296
                                                            ========            ========           ========

The Company paid income taxes of $12,547, $3,788 and $13,350 in 1999, 1998 and 1997, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:


                                                                1999              1998        1997
                                                                ----              ----        ----

   Statutory federal income tax rate                           35.0%             35.0%       35.0%
   State income tax expense                                     1.6               1.6         2.2
   Other                                                       (1.1)             (1.5)        (.3)
                                                              -----             -----       -----
   Effective income tax rate                                   35.5%             35.1%       36.9%
                                                              =====             =====       =====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1999, approximately $389, will result in federal income taxes payable of $136 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

10.      STATUTORY FINANCIAL INFORMATION

The Company's statutory capital and surplus was $214,738 and $196,416 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $18,767, $13,649 and $18,592 for the years ended December 31, 1999, 1998 and
1997, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, New York, continues to review codification and existing statutory accounting requirements for desired revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. Under New York Insurance Law, a notice of intention to distribute any dividend must be filed with the New York Superintendent of Insurance not less than 30 days prior to the distribution. Such proposed declaration is subject to the Superintendent's disapproval.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


interest rate risks. At December 31, 1999, RBC for the Company was significantly above a level that would require regulatory action.

11.      BENEFIT PLANS

PENSION PLANS
Defined benefit pension plans, sponsored by AIC, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service, average annual compensation and estimated social security retirement benefits. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The (benefit) and cost to the Company included in net income was $(263), $382 and $597 for the pension plans in 1999, 1998 and 1997, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans.

PROFIT SHARING FUND
Employees of the Corporation and its domestic subsidiaries, including the Company are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

The Company paid $176, $567, $164 in 1999, 1998 and 1997, respectively for profit sharing.

12.      OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                               1999                           1998                            1997
                                  ------------------------------  -----------------------------  ------------------------------
                                                         AFTER-                         AFTER-                          AFTER-
                                   PRETAX       TAX       TAX     PRETAX       TAX       TAX      PRETAX       TAX       TAX
                                   ------       ---      ------   ------       ---      -------   ------      -------   ------

UNREALIZED CAPITAL GAINS
 AND LOSSES:
     Unrealized holding
        (losses) gains arising
        during the period         $(83,241)  $ 29,134  $(54,107)  $ 33,218  $(11,626)  $ 21,592  $ 43,686   $(15,290)  $ 28,396
      Less: reclassification
        adjustments                 (2,207)       772    (1,435)     4,869    (1,704)     3,165     1,183       (414)       769
                                  --------   --------  --------   --------  --------   --------  --------   --------   --------

Unrealized net capital
 (losses) gains                    (81,034)    28,362   (52,672)    28,349    (9,922)    18,427    42,503    (14,876)    27,627
                                  --------   --------  --------   --------  --------   --------  --------   --------   --------
Other comprehensive
 (loss) income                    $(81,034)  $ 28,362  $(52,672)  $ 28,349  $ (9,922)  $ 18,427  $ 42,503   $(14,876)  $ 27,627
                                  ========   ======== =========   ========  ========   ========  ========   ========   ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

13.      COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS
The Company's business is subject to the effect of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1999                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 14,140,049       $ 1,066,993           $ 13,073,056
                                             ============       ===========           ============

Premiums and contract charges:
    Life and annuities                       $     99,760       $     3,397           $     96,363
    Accident and health                             6,867               856                  6,011
                                             ------------       -----------           ------------
                                             $    106,627       $     4,253           $    102,374
                                             ============       ===========           ============



                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1998                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 12,656,826       $   857,500           $ 11,799,326
                                             ============       ===========           ============
Premiums and contract charges:

    Life and annuities                       $    116,455       $     2,318           $    114,137
    Accident and health                             5,801               886                  4,915
                                             ------------       -----------           ------------
                                             $    122,256       $     3,204           $    119,052
                                             ============       ===========           ============



                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1997                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 11,339,990       $   721,040           $ 10,618,950
                                             ============       ===========           ============
Premiums and contract charges:
    Life and annuities                       $    116,167       $     2,185           $    113,982
    Accident and health                             5,883               902                  4,981
                                             ------------       -----------           ------------
                                             $    122,050       $     3,087           $    118,963
                                             ============       ===========           ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)


                                                    BALANCE AT       CHARGED TO                         BALANCE AT
                                                    BEGINNING         COSTS AND                           END OF
                                                    OF PERIOD         EXPENSES         DEDUCTIONS         PERIOD
                                                    ---------         --------         ----------         ------

YEAR ENDED DECEMBER 31, 1999

Allowance for estimated losses
   on mortgage loans                              $        600      $          -     $          -      $        600
                                                  ============      ============     ============      ============


YEAR ENDED DECEMBER 31, 1998

Allowance for estimated losses
   on mortgage loans                              $        486      $        114     $          -      $        600
                                                  ============      ============     ============      ============


YEAR ENDED DECEMBER 31, 1997

Allowance for estimated losses
   on mortgage loans                              $        225      $        261     $          -      $        486
                                                  ============      ============     ============      ============

                                   ---------------------------------------------
                                   ALLSTATE LIFE OF NEW
                                   YORK SEPARATE
                                   ACCOUNT A
                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 1999
                                   AND DECEMBER 31, 1998 AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statement of net assets of Allstate Life of New York Separate Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life of New York Separate
Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
   Aggressive Growth,  12,432 shares (cost $158,759)                                $    177,153
   Balanced Fund, 6,444 shares (cost $79,572)                                             84,024
   Capital Appreciation,  255,543 shares (cost $6,215,783)                             9,092,204
   Capital Development,  3,871 shares (cost $40,870)                                      46,028
   Diversified Income,  262,808 shares (cost $2,884,027)                               2,643,852
   Global Utilities,   55,043 shares (cost $987,756)                                   1,254,971
   Government Securities,  114,229 shares (cost $1,272,606)                            1,214,257
   Growth,   300,263 shares (cost $7,319,062)                                          9,683,482
   Growth and Income,  493,077 shares (cost $11,214,069)                              15,576,292
   High Yield,  1,933 shares (cost $17,487)                                               17,433
   International Equity,  165,155 shares (cost $3,272,322)                             4,837,388
   Money Market,  1,578,022 shares (cost $1,578,022)                                   1,578,022
   Value,   665,744 shares (cost $17,789,516)                                         22,302,412
                                                                                  --------------

      Total Assets                                                                    68,507,518

LIABILITIES
Payable to Allstate Life Insurance Company of New York:
   Accrued contract maintenance charges                                                   19,014
                                                                                  --------------

      Net Assets                                                                   $  68,488,504
                                                                                  ==============




      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                       ---------------------------------------------------------------------------

                                                                          For the Period Ended December 31, 1999
                                                       ---------------------------------------------------------------------------

                                                       Aggressive                     Capital           Capital       Diversified
                                                       Growth (a)   Balanced (a)    Appreciation    Development (a)      Income
                                                       ----------   ------------    ------------    ---------------  -------------
 INVESTMENT INCOME
 Dividends                                              $      -     $    1,095      $  188,516      $           -    $   164,843
 Charges from Allstate Life Insurance Company
   of New York
     Mortality and expense risk                             (143)          (119)        (76,212)               (56)       (28,287)
     Administrative expense                                  (11)            (9)         (5,645)                (4)        (2,095)
                                                       ----------   ------------    ------------    ---------------  -------------

       Net investment income (loss)                         (154)           967         106,659                (60)       134,461


 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
     Proceeds from sales                                     123            189         324,982                 55        476,703
     Cost of investments sold                                117            182         276,808                 52        493,648
                                                       ----------   ------------    ------------    ---------------  -------------

       Net realized gains (losses)                             6              7          48,174                  3        (16,945)
                                                       ----------   ------------    ------------    ---------------  -------------

 Change in unrealized gains (losses)                      18,394          4,451       2,401,290              5,157       (181,607)
                                                       ----------   ------------    ------------    ---------------  -------------

       Net gains (losses) on investments                  18,400          4,458       2,449,464              5,160       (198,552)
                                                       ----------   ------------    ------------    ---------------  -------------


 CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                              $ 18,246     $    5,425      $2,556,123      $       5,100    $   (64,091)
                                                       ==========   ============    ============    ===============  =============



(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                         ------------------------------------------------------------------------

                                                                         For the Period Ended December 31, 1999
                                                         ------------------------------------------------------------------------

                                                           Global       Government                       Growth         High
                                                          Utilities     Securities        Growth       and Income     Yield (a)
                                                         -----------   ------------    ------------   ------------  -------------
 INVESTMENT INCOME
 Dividends                                                $  18,906     $   43,946      $  337,039     $  129,184    $       399
 Charges from Allstate Life Insurance Company
   of New York
     Mortality and expense risk                              (9,493)       (32,564)        (83,130)      (132,390)           (14)
     Administrative expense                                    (703)        (2,412)         (6,158)        (9,807)            (1)
                                                         -----------   ------------    ------------   ------------  -------------

       Net investment income (loss)                           8,710          8,970         247,751        (13,013)           384


 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
     Proceeds from sales                                    157,147      2,759,791         423,990        458,270             15
     Cost of investments sold                               137,026      2,894,175         359,129        380,204             15
                                                         -----------   ------------    ------------   ------------  -------------

       Net realized gains (losses)                           20,121       (134,384)         64,861         78,066              -
                                                         -----------   ------------    ------------   ------------  -------------

 Change in unrealized gains (losses)                        236,069        (54,186)      1,792,381      3,178,263            (54)
                                                         -----------   ------------    ------------   ------------  -------------

       Net gains (losses) on investments                    256,190       (188,570)      1,857,242      3,256,329            (54)
                                                         -----------   ------------    ------------   ------------  -------------

 CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $ 264,900     $ (179,600)     $2,104,993     $3,243,316    $       330
                                                         =======-===   ============    ============   ============  =============


(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Sub-Accounts
                                                        ---------------------------------------------------------

                                                                  For the Period Ended December 31, 1999
                                                        ---------------------------------------------------------

                                                        International            Money
                                                           Equity                Market                 Value
                                                       --------------          ------------         -------------
 INVESTMENT INCOME
 Dividends                                                $  154,775            $   61,128           $   355,310
 Charges from Allstate Life Insurance Company
   of New York
     Mortality and expense risk                              (37,180)              (17,854)             (173,801)
     Administrative expense                                   (2,754)               (1,322)              (12,874)
                                                       --------------          ------------         -------------
       Net investment income (loss)                          114,841                41,952               168,635


 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
     Proceeds from sales                                     300,780             1,206,358               530,128
     Cost of investments sold                                248,263             1,206,358               459,369
                                                       --------------          ------------         -------------
       Net realized gains (losses)                            52,517                     -                70,759
                                                       --------------          ------------         -------------
 Change in unrealized gains (losses)                       1,419,551                     -             3,419,919
                                                       --------------          ------------         -------------
       Net gains (losses) on investments                   1,472,068                     -             3,490,678
                                                       --------------          ------------         -------------

 CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $1,586,909            $   41,952           $ 3,659,313
                                                       ==============          ============         =============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                                 -------------------------------------------------------------------------

                                                   Aggressive                                                    Capital
                                                    Growth       Balanced          Capital Appreciation        Development
                                                 ------------  ------------   -----------------------------   ------------

                                                   1999 (a)      1999 (a)         1999             1998         1999 (a)
                                                 ------------  ------------   -------------   -------------   ------------
 FROM OPERATIONS
 Net investment income (loss)                     $     (154)   $      967     $   106,659     $    66,071     $      (60)
 Net realized gains (losses)                               6             7          48,174             760              3
 Change in unrealized gains (losses)                  18,394         4,451       2,401,290         457,939          5,157
                                                 ------------  ------------   -------------   -------------   ------------

 Change in net assets resulting from operations       18,246         5,425       2,556,123         524,770          5,100
                                                 ------------  ------------   -------------   -------------   ------------

 FROM CAPITAL TRANSACTIONS
 Deposits                                             43,819        49,251       2,073,160       2,056,465         17,015
 Benefit payments                                          -             -         (23,548)        (29,888)             -
 Payments on termination                                   -           (79)       (225,136)       (115,473)             -
 Contract maintenance charges                            (48)          (24)         (3,267)         (1,759)           (12)
 Transfers among the sub-accounts
      and with the Fixed Account - net               115,087        29,427         408,212        (181,131)        23,912
                                                 ------------  ------------   -------------   -------------   ------------

 Change in net assets resulting
      from capital transactions                      158,858        78,575       2,229,421       1,728,214         40,915
                                                 ------------  ------------   -------------   -------------   ------------

 INCREASE (DECREASE) IN NET ASSETS                   177,104        84,000       4,785,544       2,252,984         46,015

 NET ASSETS AT BEGINNING OF PERIOD                         -             -       4,304,137       2,051,153              -
                                                 ------------  ------------   -------------   -------------   ------------

 NET ASSETS AT END OF PERIOD                      $  177,104    $   84,000     $ 9,089,681     $ 4,304,137     $   46,015
                                                 ============  ============   =============   =============   ============


(a)  For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                     Diversified Income        Global Utilities        Government Securities
                                                 ------------------------- ------------------------ --------------------------

                                                     1999         1998         1999         1998        1999         1998
                                                 ------------ ------------ ------------ ----------- ------------ ------------
 FROM OPERATIONS
 Net investment income (loss)                     $  134,461   $   94,730   $    8,710   $   4,558   $    8,970   $   79,067
 Net realized gains (losses)                         (16,945)       7,969       20,121        (484)    (134,384)     109,308
 Change in unrealized gains (losses)                (181,607)     (85,959)     236,069      24,459      (54,186)     (23,404)
                                                 ------------ ------------ ------------ ----------- ------------ ------------


 Change in net assets resulting from operations      (64,091)      16,740      264,900      28,533     (179,600)     164,971
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 FROM CAPITAL TRANSACTIONS
 Deposits                                          1,187,532    1,222,826      734,901     356,711      635,526    2,725,221
 Benefit payments                                    (12,220)     (32,778)      (3,120)     (4,815)    (661,198)           -
 Payments on termination                            (185,900)     (37,509)     (82,757)     (3,609)    (403,351)      (8,618)
 Contract maintenance charges                           (810)        (491)        (463)       (223)         317         (913)
 Transfers among the sub-accounts
      and with the Fixed Account - net               (46,215)     (98,970)     (53,342)    (93,970)  (1,749,948)     268,867
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 Change in net assets resulting
      from capital transactions                      942,387    1,053,078      595,219     254,094   (2,178,654)   2,984,557
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 INCREASE (DECREASE) IN NET ASSETS                   878,296    1,069,818      860,119     282,627   (2,358,254)   3,149,528
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 NET ASSETS AT BEGINNING OF PERIOD                 1,764,822      695,004      394,504     111,877    3,572,174      422,646
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 NET ASSETS AT END OF PERIOD                      $2,643,118   $1,764,822   $1,254,623   $ 394,504   $1,213,920   $3,572,174
                                                 ============ ============ ============ =========== ============ ============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Sub-Accounts
                                                 -------------------------------------------------------------------

                                                           Growth                 Growth and Income       High Yield
                                                 --------------------------  ---------------------------  ----------

                                                     1999          1998           1999          1998       1999 (a)
                                                 ------------  ------------  -------------  ------------  ----------
 FROM OPERATIONS
 Net investment income (loss)                      $ 247,751     $ 225,339      $ (13,013)     $ 21,895       $ 384
 Net realized gains (losses)                          64,861        29,091         78,066        17,916           -
 Change in unrealized gains (losses)               1,792,381       542,074      3,178,263     1,076,360         (54)
                                                 ------------  ------------  -------------  ------------  ----------

 Change in net assets resulting from operations    2,104,993       796,504      3,243,316     1,116,171         330
                                                 ------------  ------------  -------------  ------------  ----------

 FROM CAPITAL TRANSACTIONS
 Deposits                                          3,265,114     2,076,025      5,424,896     3,226,558      17,103
 Benefit payments                                    (26,647)       (7,214)       (46,523)      (82,435)          -
 Payments on termination                            (298,191)     (100,412)      (319,041)     (161,641)          -
 Contract maintenance charges                         (3,399)       (1,377)        (5,525)       (2,399)         (5)
 Transfers among the sub-accounts
      and with the Fixed Account - net               453,397        30,657        672,802        75,882           -
                                                 ------------  ------------  -------------  ------------  ----------

 Change in net assets resulting
      from capital transactions                    3,390,274     1,997,679      5,726,609     3,055,965      17,098
                                                 ------------  ------------  -------------  ------------  ----------

 INCREASE (DECREASE) IN NET ASSETS                 5,495,267     2,794,183      8,969,925     4,172,136      17,428

 NET ASSETS AT BEGINNING OF PERIOD                 4,185,527     1,391,344      6,602,044     2,429,908           -
                                                 ------------  ------------  -------------  ------------  ----------

 NET ASSETS AT END OF PERIOD                      $9,680,794    $4,185,527    $15,571,969    $6,602,044    $ 17,428
                                                 ============  ============  =============  ============  ==========


(a)  For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                ----------------------------------------------------------------------------------

                                                   International Equity             Money Market                  Value
                                                --------------------------  -------------------------  ---------------------------

                                                    1999          1998          1999          1998         1999           1998
                                                ------------  ------------  ------------  -----------  -------------  ------------
 FROM OPERATIONS
 Net investment income (loss)                    $  114,841    $   (7,420)   $   41,952    $  26,737    $   168,635    $  261,042
 Net realized gains (losses)                         52,517         5,640             -            -         70,759        32,103
 Change in unrealized gains (losses)              1,419,551       165,760             -            -      3,419,919     1,022,492
                                                ------------  ------------  ------------  -----------  -------------  ------------


 Change in net assets resulting from operations   1,586,909       163,980        41,952       26,737      3,659,313     1,315,637
                                                ------------  ------------  ------------  -----------  -------------  ------------

 FROM CAPITAL TRANSACTIONS
 Deposits                                         1,110,124       716,187     1,305,204      509,817     11,613,584     3,273,006
 Benefit payments                                   (27,341)       (6,664)      (28,371)     (36,887)       (57,538)       (7,168)
 Payments on termination                            (93,590)      (33,261)     (413,731)     (16,252)      (646,773)     (103,596)
 Contract maintenance charges                        (1,428)         (726)         (468)        (218)        (7,380)       (2,602)
 Transfers among the sub-accounts
      and with the Fixed Account - net              298,246        41,000      (295,054)      32,193        584,939       235,246
                                                ------------  ------------  ------------  -----------  -------------  ------------

 Change in net assets resulting
      from capital transactions                   1,286,011       716,536       567,580      488,653     11,486,832     3,394,886
                                                ------------  ------------  ------------  -----------  -------------  ------------

 INCREASE (DECREASE) IN NET ASSETS                2,872,920       880,516       609,532      515,390     15,146,145     4,710,523

 NET ASSETS AT BEGINNING OF PERIOD                1,963,126     1,082,610       968,052      452,662      7,150,077     2,439,554
                                                ------------  ------------  ------------  -----------  -------------  ------------

 NET ASSETS AT END OF PERIOD                     $4,836,046    $1,963,126    $1,577,584    $ 968,052    $22,296,222    $7,150,077
                                                ============  ============  ============  ===========  =============  ============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate New York issues two variable annuity contracts, the AIM Lifetime Plus-SM- ("Lifetime Plus") and the AIM Lifetime Plus-SM-II ("Lifetime Plus II"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (the "Funds").

            Aggressive Growth                   Growth
            Balanced                            Growth and Income
            Capital Appreciation                High Yield
            Capital Development                 International Equity
            Diversified Income                  Money Market
            Global Utilities                    Value
            Government Securities

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds, and are stated at fair value based on quoted market prices at December 31, 1999.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account for the Lifetime Plus and Lifetime Plus
      II. Allstate New York guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus and Lifetime Plus II on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Allstate New York guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

4. UNITS ISSUED AND REDEEMED

(Units in whole amounts)                                                 Unit activity during 1999
                                                               ---------------------------------------------
                                                                                                                 Accumulation
                                            Units Outstanding      Units         Units     Units Outstanding     Unit Value
                                            December 31, 1998     Issued       Redeemed    December 31, 1999  December 31, 1999
                                            -----------------  ------------  ------------  -----------------  -----------------
Investments in the AIM Variable Insurance
   Funds Sub-Accounts:
      Aggressive Growth                                  -         12,664             (3)            12,661    $         13.99
      Balanced                                           -          6,390             (8)             6,382              13.16
      Capital Appreciation                           287,336      167,925        (29,513)           425,748              21.35
      Capital Development                                -          3,949             (1)             3,948              11.66
      Diversified Income                             146,644      128,234        (47,677)           227,201              11.63
      Global Utilities                                25,418       45,026         (9,036)            61,408              20.43
      Government Securities                          301,983       79,492       (272,981)           108,494              11.19
      Growth                                         220,831      192,666        (30,283)           383,214              25.26
      Growth and Income                              361,890      324,260        (41,017)           645,133              24.14
      High Yield                                         -          1,751              -              1,751               9.96
      International Equity                           136,898      105,320        (21,528)           220,690              21.91
      Money Market                                    87,010      167,828       (117,406)           137,432              11.48
      Value                                          405,246      646,140        (64,309)           987,077              22.59


Units relating to accrued contract maintenance charges are included in units redeemed.